Summary of Significant Accounting Policies - Summary of Account Receivable and Allowance for Credit Loss (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance	¥ 121,707	¥ 67,096	¥ 12,507
Current period provision	70,357	67,654	69,731
Write-offs	(41,281)	(13,043)	(15,142)
Ending balance	¥ 150,783	¥ 121,707	¥ 67,096